Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 619	$ 445	$ 328
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(6)	6	1
Amortisation of tangible assets and right of use assets (note 4)	580	553	685
Finance costs and unwinding of obligations (note 7)	172	168	157
Environmental, rehabilitation and other expenditure	(6)	(23)	(26)
Impairment, derecognition of assets and profit (loss) on disposal	3	5	(1)
Other expenses (income)	41	28	89
Amortisation of intangible assets (notes 4)	3	5	5
Interest income	(14)	(8)	(8)
Share of associates and joint ventures’ (profit) loss (note 8)	(168)	(122)	(22)
Other non-cash movements	43	(4)	(4)
Movements in working capital	(165)	(122)	(137)
Cash generated from operations	1,102	931	1,067
(Increase) decrease in inventories	(67)	(2)	(67)
(Increase) decrease in trade, other receivables and other assets	(138)	(74)	(86)
Increase (decrease) in trade, other payables and deferred income	40	(46)	16
Movements in working capital	$ (165)	$ (122)	$ (137)